Derivative Financial Instruments - Interest rate risk (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 23, 2023	Dec. 07, 2023	Jun. 30, 2023	Dec. 31, 2022
Senior Secured Green Revolving Credit Facility
Fair value measurement hierarchy of the Group's assets and liabilities
Maximum borrowing capacity				€ 310
New Debt Facility
Fair value measurement hierarchy of the Group's assets and liabilities
Maximum borrowing capacity			€ 550
P-Class facility
Fair value measurement hierarchy of the Group's assets and liabilities
Average fixed rate of swap (in percent)	3.00%
Maximum borrowing capacity	€ 425	€ 425
Interest rate risk
Fair value measurement hierarchy of the Group's assets and liabilities
Interest rate floor (in percent)	3.90%				2.00%
Percentage below which the 3M EURIBOR rate is expected to fall due to hedging ineffectiveness	0.00%
Interest rate risk | Interest rate Swap - EURIBOR 3M
Fair value measurement hierarchy of the Group's assets and liabilities
Average fixed rate of swap (in percent)	2.81%				2.82%
Interest rate risk | Senior Secured Green Revolving Credit Facility
Fair value measurement hierarchy of the Group's assets and liabilities
Interest rate floor (in percent)					0.00%
Interest rate risk | New Debt Facility
Fair value measurement hierarchy of the Group's assets and liabilities
Maximum borrowing capacity			€ 550